Restatement of Previously Issued Financial Statements (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Changes and Error Corrections [Abstract]
Schedule of Impact of Restatement on Financial Statements	The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$404,063,677	$—	$404,063,677

Liabilities and stockholders’ equity
Total current liabilities	$320,025	$—	$320,025
Deferred legal fees	100,000	—	100,000
Deferred underwriting commissions	14,087,500	—	14,087,500
Derivative liabilities	—	49,674,170	49,674,170

Total liabilities	14,507,525	49,674,170	64,181,695
Class A common stock, $0.0001 par value; shares subject to possible redemption	384,556,150	(49,674,170)	334,881,980
Stockholders’ equity
Preferred stock - $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	179	497	676
Class B common stock - $0.0001 par value	1,006	—	1,006
Additional paid-in-capital	5,215,685	25,163,513	30,379,198
Accumulated deficit	(216,868)	(25,164,010)	(25,380,878)

Total stockholders’ equity	5,000,002	—	5,000,002
Total liabilities and stockholders’ equity	$404,063,677	$—	$404,063,677

	Period From August 31, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(290,641)	$—	$(290,641)
Other (expense) income:
Change in fair value of derivative liabilities	—	(24,193,170)	(24,193,170)
Financing costs - derivative liabilities	—	(970,840)	(970,840)
Net gain from investments held in Trust Account	78,522	—	78,522

Total other (expense) income	78,522	(25,164,010)	(25,085,488)

Loss before income tax expense	(212,119)	(25,164,010)	(25,376,129)
Income tax expense	4,749	—	4,749
Net loss	$(216,868)	$(25,164,010)	$(25,380,878)

Basic and Diluted weighted-average Class A common shares subject to possible redemption outstanding	38,473,726	(2,582,662)	35,891,064

Basic and Diluted net loss per Class A common shares subject to possible redemption	$—	$—	$—

Basic and Diluted weighted-average non-redeemable Class A and Class B common shares outstanding	10,646,616	1,585,845	12,232,461

Basic and Diluted net loss per non-redeemable Class A and Class B common shares	$(0.02)	$2.10	$(2.08)

	Period From August 31, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net cash used in operating activities	(491,670)	—	(491,670)
Net cash used in investing activities	(402,500,000)	—	(402,500,000)
Net cash provided by financing activities	404,071,303		404,071,303

Net change in cash	$1,079,633	$—	$1,079,633